Share-based compensation - Summary of Impact of Changes on Stock Options Expense for Options Granted (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 381	€ 223	€ 176
Volatility decreased by 10%
Stock option expense increase/(decrease) under the following assumption changes
Volatility increase (decrease) by 10%	(25)
Volatility increase by 10%
Stock option expense increase/(decrease) under the following assumption changes
Volatility increase (decrease) by 10%	34
Expected life decrease by 1 year
Stock option expense increase/(decrease) under the following assumption changes
Expected life increase (decrease) by 1 year	(19)
Expected life increase by 1 year
Stock option expense increase/(decrease) under the following assumption changes
Expected life increase (decrease) by 1 year	24
Options Granted in 2020
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 142